Shareholder Fees - VIPSectorFunds-ServiceClass2ComboPRO	Apr. 30, 2025 USD ($)
VIPSectorFunds-ServiceClass2ComboPRO | VIP Health Care Portfolio
Shareholder Fees:
(fees paid directly from your investment)